Significant Accounting Policies (Policies) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Line Items]
Contributions [Policy Text Block]
Employee Contributions

Eligible employees who elect to participate in the Plan may contribute up to 75% of their eligible compensation (as defined by the Plan) into the Plan subject to the statutory limitation of $23,500. A participant who is, or will be, age 50 or older by the end of the plan year could make additional catch-up contributions of up to $7,500 (or up to $11,250 for those aged 60-63 as of the end of the plan year). Employee contributions can be made pre-tax, after-tax through the Roth 401(k) or a combination of both up to the applicable limit. Newly hired eligible employees are automatically enrolled at a 5% pre-tax contribution rate if they do not affirmatively make an election (i) not to participate; (ii) to participate at a different rate; or (iii) to contribute on an after-tax Roth 401(k) basis.  Temporary status employees are eligible to participate in the Plan; however, they will not be automatically enrolled.

The Plan allows for rollover contributions to be made to the Plan by eligible participants.  These rollover contributions are eligible distributions from employer plans or individual retirement accounts (excluding Roth IRAs) either by a direct rollover to the Plan or by a distribution followed by a contribution within sixty days of receipt.

Employer Contributions

The Company matches 100% of the Plan participant’s contributions up to the first 5% of annual eligible pay, subject to a maximum annual match amount of $7,500.  In addition to participant contributions, the Paying It Forward Savings Program, provides an annual employer matching contribution based on student loan repayments made by eligible employees. The Company matching contribution and Paying It Forward Savings Program annual matching contribution, together, will not exceed the lesser of 5% of compensation or $7,500. The Company matching contribution and Paying It Forward contribution are made once a year and are invested according to the participant’s current investment election for new contributions going into the Plan.  Employer contributions totaling $156,624,639 for plan year 2025 were made to the Plan in January and February 2026, and employer contributions totaling $149,381,123 for plan year 2024 were made to the Plan in January and February 2025.  Except for cases of retirement or termination due to reduction in force, disability or death, the matching contribution was made only for participants employed on the last working day of December.

The Plan also provides a supplemental contribution to certain eligible participants.  The supplemental contribution amount for each eligible participant is fixed for each year the participant remains actively employed with the Company.  Supplemental contributions totaling $123,953 for plan year 2025 and $152,713 for plan year 2024 were made to the Plan in January 2026 and January 2025, respectively.

Notes Receivable from Participants [Policy Text Block]
Notes Receivable from Participants

Participants may request to receive a loan from the Plan subject to a minimum of $1,000 and a maximum of the lesser of 50% of the participant’s vested account balance or $50,000 minus the highest outstanding loan balance during the past 12 months.  Participants can only have two loans outstanding at any one time.  The interest rate is established at the inception of a new loan and is equal to the prime lending rate as reported by Reuters as of the last business day of the month prior to the month in which the loan originates, plus one percentage point.  Generally, loans are repaid by payroll deduction over a maximum period of five years (twenty years if the loan is designated as a primary residence loan).  A one-time set-up fee of $35 per loan is charged against the participant’s account.  In addition, ongoing quarterly loan maintenance fees of $3.75 per loan are charged against the participant’s account for each calendar quarter in which a balance on such loan is outstanding. At December 31, 2025, there were 10,635 outstanding loans totaling $102,457,294. At December 31, 2024, there were 10,303 outstanding loans totaling $99,389,414.

Administrative Expenses [Policy Text Block]	Administrative Expenses Administrative expenses of the Plan are paid by the participants of the Plan to the extent not paid by the Company and allowable by the Plan.
Basis of Presentation [Policy Text Block]
Basis of Presentation

The accompanying Plan financial statements were prepared in conformity with U.S. generally accepted accounting principles (GAAP).

Plan investments, other than fully benefit-responsive investment contracts, are stated at fair value (see Note 3).  Fully benefit-responsive investment contracts are valued at contract value, which is the relevant measurement attribute because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan.  Purchases and sales of all securities are recorded on a trade-date basis.

Notes receivable from participants are valued at their outstanding balances.

Use of Estimates [Policy Text Block]
Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, changes therein, and disclosure of contingent assets and liabilities.  Actual results could differ from those estimates and assumptions.

Risks and Uncertainties [Policy Text Block]
Risks and Uncertainties

The Plan invests in various investment securities.  Investment securities are exposed to various risks, such as interest rate, market, and credit risks.  Due to the level of risk associated with certain investment securities, changes in the values of investment securities will occur in the near term that could materially affect participants’ account balances and the amounts reported in the Statement of Net Assets Available for Benefits.

The Plan provides for investment in TRV’s common stock fund; however, no new contributions (including Company match contributions) or investment transfers into the TRV common stock fund are allowed.  Dividends paid on shares in participants’ accounts invested in the TRV common stock fund continue to be reinvested in the TRV common stock fund, unless participants elect to receive dividends in cash.  At both December 31, 2025 and 2024, approximately 4% of the Plan’s total assets were invested in the common stock of TRV.  The underlying value of the TRV common stock is entirely dependent upon the performance of the Company and the market’s evaluation of such performance.

Income Recognition [Policy Text Block]
Income Recognition

Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.  Net appreciation in fair value of investments includes gains and losses on investments sold during the year as well as appreciation and depreciation of the investments held at the end of the year.

Payment of Benefits [Policy Text Block]	Payment of Benefits Benefit payments are recorded when paid.